CONDENSED STATEMENTS OF CASH FLOWS (Unaudited) (USD $)	6 Months Ended		28 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss)	$ (66,915)	$ (5,926)	$ (149,890)
Adjustments to reconcile net income (loss) to cash used in operating activities:
Stock based compensation	8,250	0	8,250
Change in operating assets and liabilities:
Other assets	0	(5,000)	0
Accrued interest	2,106	237	3,937
Accounts payable and accrued expenses	21,695	0	29,695
Income tax payable	0	250	250
Net cash used in operating activities	(34,864)	(10,439)	(107,758)
CASH FLOW FROM FINANCING ACTIVITIES:
Proceeds from issuance of common stock	0	0	58,350
Proceeds from revolving credit facility	34,500	0	49,600
Net cash provided by financing activities	34,500	0	107,950
NET INCREASE (DECREASE) IN CASH	(364)	(10,439)	192
CASH AND CASH EQUIVALENTS at beginning of period	556	10,295	0
CASH AND CASH EQUIVALENTS at end of period	192	0	192
Supplemental disclosure of cash flow information
Interest	0	0	0
Income Taxes	$ 0	$ 0	$ 0